GCAT 2022-NQM4 Trust ABS-15G

Exhibit 99.23

Loan Number	LoanID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	438287765	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters-

The subject loan does not meet Program Parameters for ineligible transaction. Guidelines do not allow for a Trust as Vestee on Investment Properties. Enclosed 1008 reflects Underwriter comment: "Purchase Primary Condo", however Final Application and all supporting documentation in file reflects subject transaction Occupancy/Purpose as an Investment/Purchase. No exception or acknowledgement by Originator included in file; no approval documentation included in loan file.

Response 1 (XX/XX/XXXX XX:XXPM)
Email received addresses the Trust itself; however, does not address the fact that Investment properties are not allowed to close in a Trust. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Waiver granted by Originator and accepted by Investor. (Waived)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	438287764	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Open) Program Parameters-

The subject loan does not meet Program Parameters for Investment Properties/Borrower. The subject loan closed as an investment property and closed in the name of a trust. The lender guidelines for investment properties did not allow for loans in the name of a trust. Additionally, the Grantor/Trustor/Settlor of the Trust (XX) signed the Note and provided a statement of intent to occupy the subject as his primary residence after closing.

Response 1 (XX/XX/XXXX XX:XXPM)
Referenced exception not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The email received does not appear to be a formal exception. In addition, the defect is citing Investment property not allowed to close in the name of a Trust, as opposed to an issue with the Trust itself. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Waiver granted by Originator and accepted by Investor. (Waived)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	2	1	1	1	1	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A
XXXX	438287818	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) AVM Supports - Low Confidence Score- The AVM supports the original appraised value within 10%, however, the AVM confidence score is XXXX. Response 1 (XX/XX/XXXX XX:XXAM) The CDA provided supports the original appraised value.(Resolved)	3	2	1	1	2	2	3	1	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B	C	B	A	A	C	A	B	B
XXXX	438287813	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%. Response 1 (XX/XX/XXXX XX:XXAM) A CDA was obtained which supported the original appraised value. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	438287811	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Credit Report fee that increased. A cost to cure in the amount of $308.66 is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) State Testing-

The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.

Response 1 (XX/XX/XXXX XX:XXPM)
Seller is exempt. The loan is compliant. (Resolved)

								(Clear) Reserve Assets- Sufficient reserves to meet guideline requirements were not verified in the file. The Lender's guidelines required 3 months of PITI reserves for a total amount of XXXX to be verified. The loan file confirmed XXXX, of which XXXX were required for cash to close. This left XXXX for reserves, which is XXXX short of the required amount. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	3	2	1	1	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B
XXXX	438287825	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The guidelines indicate that an AVM is required on every loan and further indicates that the value of the AVM must support the original appraised value within 10% or the AVM value must be used to determine the qualifying LTV, unless the loan file contains a full secondary appraisal or CDA to support the original appraised value. The loan file did not contain a full secondary appraisal or a CDA. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%. Therefore, the AVM value was required to be used to determine the qualifying LTV. As a result, the audit LTV is XXXX%, which exceeds the maximum allowed LTV of 80% per guidelines.

Response 1 (XX/XX/XXXX XX:XXPM)
The AVM provided has a confidence score of XXXX%, which is less than the 80% requirement. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
CDA received on XX/XX/XXXX returned a value of XXXX which supports the appraised value. LTV is 80%. (Resolved)

									(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The appraised vale is XXXX. The AVM value is XXXX, which is a variance of XXXX%. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided has a confidence score of XXXX%, which is less than the 80% requirement. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) CDA provided. Response 3 (XX/XX/XXXX XX:XXAM) CDA provided and supports original appraised value. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	438287815	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance- The loan was missing current hazard insurance policyon the subject property which reflected sufficient coverage/replacement cost.The subject loan amount is XXXX. The estimate of cost new is XXXX.The evidence of HOI in the loan file indicates a total coverage of XXXX,which is insufficient. The loan file did not contain a Reconstruction costestimator from the insurance company to justify the coverage per the evidenceof HOI. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438287822	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The AVM provided was XXXX% less than the appraised value. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided has a XXXX% confidence score. 80% is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) A CDA was obtained that supports the original appraised value. (Resolved) Response 3 (XX/XX/XXXX XX:XXAM) CDA supports. (Resolved)	3	1	1	1	1	1	3	1	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A	C	A	A	A
XXXX	438287824	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing- This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)	(Clear) Program Parameters-

The subject loan does not meet Program Parameters for LTV. The subject loan was delivered as a XXXX% LTV/CLTV cash out refinance of a 2 unit primary residence. Review of the lender's XXXX, primary residence, cash out guidelines reflect 65% is the maximum LTV allowed; therefore, the subject loan did not meet program parameters.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Hazard Insurance-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The hazard insurance policy in file for the subject property reflected total dwelling coverage of XXXX which was not sufficient to cover the loan amount of XXXX and the loan file did not contain any documentation confirming the policy included full replacement coverage as required.

Response 1 (XX/XX/XXXX XX:XXPM)
Replacement Cost Estimator is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
2nd Look - HOI policy reflects replacement cost similar construction coverage. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	438287810	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing- The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	438287808	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fullyindexed rate, the loan is a subprime home loan, as defined in the legislation.The loan is compliant with XXXX Subprime limitations and prohibited practices.Mitigating Factor- Seller is Exempt.	(Clear) Reserve Assets-

Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The total verified funds of XXXX is short the required assets/reserves of XXXX by XXXX. The borrower is short verified assets to cover the reserves of XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Disagree. Cash available: XXXX XXXX + XXXX XXXX + Appraisal POC XXXX = XXXX available. Required: XXXX POC + XXXX EMD + XXXX Cash to Close = XXXX required, which = XXXX reserve shortage. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Inc Misc-

Per the guidelines for wage earning borrowers, a satisfactory quality control check of employer's validity to be completed by XXXX. The file does not contain documentation validating existence of business (web search, etc.).

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	438287809	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Income Docs-

The employment is not documented properly according to guides. Satisfactory quality control check of employer’s validity to be completed is required per guidelines. The VVOE in the loan file indicates that the employer was verified via Google.com; however, evidence of the Google verification is not present in the loan file.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X XXX months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438287816	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) TRID - Zero Tolerance Violation Not Cured-

This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Second Appraisal Fee that increased. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. A COC is information the lender was not aware of when providing the initial disclosure. A COC provided for the addition of the Second Appraisal on XX/XX/XXXX states the addition was due to complexity. However, the Approval provided in the loan file states a Second Appraisal is required when the loan amount is greater than XXXX. The loan amount on the Initial LE discloses a loan amount of XXXX. A cost to cure in the amount of XXXX remains.

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

								(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	1	1	3	2	1	1	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B	C	B	A	A	A	A	C	B
XXXX	438287819	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets- Assets for subject transaction were required in the amount XXXX (XXXX closing costs + XXXX EMD + XXXX POC + XXXX reserves). Assets were verified in the amount of XXXX resulting in short reserves in the amount of XXXX. Response 1 (XX/XX/XXXX XX:XXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438287821	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets- Assets were required in the amount of XXXX (XXXX POC + XXXX EMD + XXXX funds due at closing + XXXX reserves). Assets were verified in the amount of XXXX resulting in borrower short reserves in the amount of XXXX. Response 1 (XX/XX/XXXX XX:XXAM) XXXX in additional documented funds results in a XXXX reserve shortage. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438287814	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) State Testing- This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt. Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)	(Clear) Reserve Assets-

Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX(XXXX PITIA X XXX months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Referenced documentation not received. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	438287823	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.	(Clear) DTI Exceeds Maximum-

The DTI exceeds Investor guidelines. Subject loan is a XXX unit primary purchase with a loan amount of XXXX,DTI XXXX% and LTV XXXX%. The maximum DTI per guideline is 50%

Response 1 (XX/XX/XXXX XX:XXPM)
Evidence the XX XXXX accounts were paid off prior to close was not provided. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Total available assets including EMD = XXXX. Total required assets including POC, EMD, and cash to close = XXXX. XXXX leftover is not sufficient to clear XXXX of AMEX accounts. (Upheld)

Response 3 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	2	3	1	2	2	1	1	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B	C	B	C	A	A	A	B	B
XXXX	438287817	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) VOR/VOM Required- Verification of 12 months mortgage payments are required. The guidelines require no late mortgage payments (on subject or other REO) in prior 12 months. The Borrower has a mortgage on the departing residence retained as an investment property; however, the most recent 12 months mortgage history is not present in the loan file. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438287807	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Reserve Assets-

Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X XX months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438287820	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) Hazard Insurance- The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The subject is a Cooperative and the borrower provided a letter of explanation that they had an HO-6 policy for the subject; however, a copy of the policy was not present in the loan file. Response 1 (XX/XX/XXXX XX:XXPM) Master Policy with walls in coverage is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.	3	1	3	1	1	1	1	1	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A	C	A	C	A	A	A	A	A
XXXX	438287812	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations.	(Clear) Resident Alien- The borrower indicates XXXX status, however, the loan file is missing documentation evidencing an XXXX status. The borrower's 12 month extension to the current XXXX expired on XX/XX/XXXX. The subject loan closed XX/XX/XXXX. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	(Clear) Value not supported within 10% of original appraisal amount- The value was not supported within 10% of the appraised value as of the effective date. The AVM in the loan file reflected a value of XXXX which was short of the Appraised value of XXXX by XXXX%, which is outside the 10% guideline. Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided has a confidence score of XXXX%. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) CDA dated XX/XX/XXXX supports the appraised value with no variance. (Resolved)	3	1	3	1	1	1	3	1	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A
XXXX	438287759	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Clear) The loan is in compliance with all applicable laws and regulations- The loan is in compliance with all applicable laws and regulations	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Desk review in file supported value.	1	1	1	1	1	1	1	1	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	438287755	XXXX	XX/XX/XXXX	XXXX	QM Exempt	ATR Exempt	(Open) State Testing- This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. MitigatingFactor- Seller is Exempt.	(Clear) The loan meets all applicable credit guidelines- The loan meets all applicable credit guidelines.	(Clear) Appraisal was performed by appropriately licensed appraiser- The appraisal under review was performed and completed by an appropriately licensed appraiser.	2	2	1	1	2	2	1	1	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B

Loan Number	LoanID	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Compensating Factors	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade	Exception Date
XXXX	438287755	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. MitigatingFactor- Seller is Exempt.	Mitigating Factor- Seller is Exempt.					2	2	2	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287755	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287755	3 of 3	XXXX	XX/XX/XXXX	Valuation	Appraisal was performed by appropriately licensed appraiser	XXXX	The appraisal under review was performed and completed by an appropriately licensed appraiser.						1	1	2	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287759	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287759	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287759	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. Desk review in file supported value.						1	1	1	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287764	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287764	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for Investment Properties/Borrower. The subject loan closed as an investment property and closed in the name of a trust. The lender guidelines for investment properties did not allow for loans in the name of a trust. Additionally, the Grantor/Trustor/Settlor of the Trust (Gordan) signed the Note and provided a statement of intent to occupy the subject as his primary residence after closing.	XXXX% DTI. XXX Score. XXXX% LTV.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception Approval Uploaded Rebuttal 2 (XX/XX/XXXX XX:XXPM) Attached exception approval. Please approval in yellow highlighted. When the loan closes in an Irrevocable trust it is always marked as an investment property regardless of the Occupancy. Rebuttal 3 (XX/XX/XXXX XX:XXPM) Exceptional approval	Response 1 (XX/XX/XXXX XX:XXPM) Referenced exception not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) The email received does not appear to be a formal exception. In addition, the defect is citing Investment property not allowed to close in the name of a Trust, as opposed to an issue with the Trust itself. (Upheld) Response 3 (XX/XX/XXXX XX:XXAM) Waiver granted by Originator and accepted by Investor. (Waived)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287764	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287765	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287765	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for ineligible transaction. Guidelines do not allow for a Trust as Vestee on Investment Properties. Enclosed 1008 reflects Underwriter comment: "Purchase Primary Condo", however Final Application and all supporting documentation in file reflects subject transaction Occupancy/Purpose as an Investment/Purchase. No exception or acknowledgement by Originator included in file; no approval documentation included in loan file.	XXXX% DTI. XXXX% LTV. XXX Score. XXXX per month residual income.	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Exception Approval Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached exceptional approval for this loan.	Response 1 (XX/XX/XXXX XX:XXPM) Email received addresses the Trust itself; however, does not address the fact that Investment properties are not allowed to close in a Trust. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Waiver granted by Originator and accepted by Investor. (Waived)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287765	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287807	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287807	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 3 months in PITIA reserves equal to XXXX (XXXX PITIA X XX months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX * XX mos = XXXX + XXXX (Cash to Close per Final CD) = XXXX. EMD provided. Appraisal Invoice Provided. Bank Statement for XXXX provided. Funds sufficient.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287807	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287808	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fullyindexed rate, the loan is a subprime home loan, as defined in the legislation.The loan is compliant with XXXX Subprime limitations and prohibited practices.Mitigating Factor- Seller is Exempt.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287808	2 of 4	XXXX	XX/XX/XXXX	Credit	Inc Misc	XXXX	Per the guidelines for wage earning borrowers, a satisfactory quality control check of employer's validity to be completed by XXXX. The file does not contain documentation validating existence of business (web search, etc.).		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the verification.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287808	3 of 4	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The total verified funds of XXXX is short the required assets/reserves of XXXX by XXXX. The borrower is short verified assets to cover the reserves of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX * XXX mos =XXXX + XXXX (Cash to Close as per Final CD) = XXXX. EMD attached. Appraisal Invoice attached. Bank Statement for Assets - XXXX, attached. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Per attached Final CD, it’s total XXXX Cash to Close, not XXXX. Cash available: Chase XXXX + Cleared EMD XXXX + Appraisal POC XXXX = XXXX available. Required: XXXX POC + XXXX EMD + XXXX Cash to Close + XXX months PITIA XXXX = XXXX. So available funds are sufficient to cover the required.	Response 1 (XX/XX/XXXX XX:XXPM) Disagree. Cash available: XXXX XXXX + Cleared EMD XXXX + Appraisal POC XXXX = XXXX0 available. Required: XXXX POC + XXXX EMD + XXXX Cash to Close = XXXX required, which = XXXX reserve shortage. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287808	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains a CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287809	1 of 4	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287809	2 of 4	XXXX	XX/XX/XXXX	Credit	Income Docs	XXXX	The employment is not documented properly according to guides. Satisfactory quality control check of employer’s validity to be completed is required per guidelines. The VVOE in the loan file indicates that the employer was verified via Google.com; however, evidence of the Google verification is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) VVOE Docs & Google Search provided	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287809	3 of 4	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X XX months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) XXXX * XXX mos = XXXX + XXXX (Cash to Close a per Final CD) = XXXX. EMD provided. Appraisal Invoice provided. Assets XXXX. HOI was POC and paid by check XXXX on XX/XX/XXXX using the XXXX account ending in XXXX. Check payment was for XXXX which included a XXXX application fee. Please see email chain with insurance agent confirming.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287809	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287810	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) We are exempt from this test fail. Please clear this condition.	Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)		2	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287810	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX (XXXX PITIA X 6 months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Per attached final CD, cash to close required XXXX plus 6 months PITIA XXXX, EMD XXXX and prepaid items XXXX. Total required XXXX. But per attached appraisal invoice, XXXX appraisal fee has been verified that it was paid by credit card. So total required funds at XXXX. Per attached updated summary of XXXX balance as of XX/XX/XXXX and cashed EMD XXXX, the loan contained evidence of XXXX in qualifying assets, which is sufficient to cover the required funds of XXXX.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287810	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287811	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	The file failed one or more of the state threshold tests. This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) We are exempt from this test fail. Please clear this condition.	Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)		2	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287811	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Credit Report fee that increased. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of Delivery and Proof of Refund.	Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)		3	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287811	3 of 4	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Sufficient reserves to meet guideline requirements were not verified in the file. The Lender's guidelines required 3 months of PITI reserves for a total amount of XXXX to be verified. The loan file confirmed XXXX, of which XXXX were required for cash to close. This left XXXX for reserves, which is XXXX short of the required amount.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) XXXX * XXX mos = XXXX + XXXX (Cash to Close as per Final CD)= XXXX. EMD provided. Appraisal Invoice provided. HOI invoice provided. Bank statement for XXXX provided. Assets sufficient.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287811	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287812	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287812	2 of 3	XXXX	XX/XX/XXXX	Credit	Resident Alien	XXXX	The borrower indicates XXXX status, however, the loan file is missing documentation evidencing an unexpired XXXX status. The borrower's 12 month extension to the current XXXX expired on XX/XX/XXXX. The subject loan closed XX/XX/XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Permanent Resident Card.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287812	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The AVM in the loan file reflected a value of XXXX which was short of the Appraised value of XXXX by XXXX%, which is outside the 10% guideline.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached AVM XXXX is greater than appraisal XXXX, still within 10% positive variance.	Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided has a confidence score of 67%. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) CDA dated XX/XX/XXXX supports the appraised value with no variance. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287813	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287813	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287813	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%.		Resolved		Response 1 (XX/XX/XXXX XX:XXAM) A CDA was obtained which supported the original appraised value. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287814	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) We are exempt from this test fail. Please clear this condition.	Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)		2	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287814	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Reserve Assets. Sufficient reserves to meet guideline requirements were not verified in the file. The borrower was required to evidence 6 months in PITIA reserves equal to XXXX(XXXX PITIA X XXX months) this is in addition to the requirement of XXXX in funds to close, prepaid items and earnest money deposit. Therefore, the borrower was required to evidence a total of XXXX in funds for the subject transaction. The loan file only contained evidence of XXXX in qualifying assets. As a result, there is a XXXX shortage in verified reserves.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Per attached appraisal invoices, XXXX and XXXX paid by credit card. And Insurance premium XXXX was paid in cash per attached HOI paid receipt. Therefore, total XXXX prepaid items can be proved and verified, and then, XXXX verified prepaid is sufficient to cover XXXX shortage. Rebuttal 2 (XX/XX/XXXX XX:XXAM) Re-uploaded.	Response 1 (XX/XX/XXXX XX:XXPM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287814	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287815	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287815	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policyon the subject property which reflected sufficient coverage/replacement cost.The subject loan amount is XXXX. The estimate of cost new is XXXX.The evidence of HOI in the loan file indicates a total coverage of XXXX,which is insufficient. The loan file did not contain a Reconstruction costestimator from the insurance company to justify the coverage per the evidenceof HOI.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) RCE attached	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287815	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287816	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID - Zero Tolerance Violation Not Cured	XXXX	This loan failed the charges that cannot increase test. (12 CFR 1026.19(e)(3)(i)) The loan contains charges that exceed the good faith determination according to 1026.19(e)(3)(i). One or more of the final charges exceed the comparable amount. Second Appraisal Fee that increased. A cost to cure in the amount of XXXX is required. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. Truth in Lending Act (Regulation Z) 12 CFR 2016.19(e)(3)(i); 12 CFR 1026.19(e)(3)(iv).	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) It seems a COC was missed upon review. Please see attached for valid COC LE regarding this fee. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Please see attached for the PCCD, LOE, Proof of Delivery, and Proof of Refund.	Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. A COC is information the lender was not aware of when providing the initial disclosure. A COC provided for the addition of the Second Appraisal on XX/XX/XXXX states the addition was due to complexity. However, the Approval provided in the loan file states a Second Appraisal is required when the loan amount is greater than XXXX. The loan amount on the Initial LE discloses a loan amount of XXXX. A cost to cure in the amount of XXXX remains.

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

														3	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287816	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287816	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287817	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287817	2 of 3	XXXX	XX/XX/XXXX	Credit	VOR/VOM Required	XXXX	Verification of 12 months mortgage payments are required. The guidelines require no late mortgage payments (on subject or other REO) in prior 12 months. The Borrower has a mortgage on the departing residence retained as an investment property; however, the most recent 12 months mortgage history is not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Per attached mortgage note. borrower isn’t obligated on the Note, we do not have to verify the 12 months mortgage payment history.	Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287817	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287818	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287818	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287818	3 of 3	XXXX	XX/XX/XXXX	Valuation	AVM Supports - Low Confidence Score	XXXX	The AVM supports the original appraised value within 10%, however, the AVM confidence score is XXX.		Resolved		Response 1 (XX/XX/XXXX XX:XXAM) The CDA provided supports the original appraised value.(Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287819	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287819	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Assets for subject transaction were required in the amount XXXX (XXXX closing costs + XXXX EMD + XXXX POC + XXXX reserves). Assets were verified in the amount of XXXX resulting in short reserves in the amount of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Per attached appraisal and HOI paid receipt, appraisal fee $500 and HOI premium XXXX were paid by credit card, which should cover the shortage of XXXX. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Re-attached appraisal invoice and HOI paid receipt, Appraisal fee XXXX and HOI premium XXXX were paid by credit card.	Response 1 (XX/XX/XXXX XX:XXAM) Referenced documentation not received. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287819	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an CDA dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287820	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287820	2 of 3	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property which sufficient coverage/replacement cost. The subject is a Cooperative and the borrower provided a letter of explanation that they had an HO-6 policy for the subject; however, a copy of the policy was not present in the loan file.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) H0-6 is not a requirement and therefore we did not obtain a policy for the applicant. In addition, the ratios are low therefore it would not matter what the monthly amount would be. Rebuttal 2 (XX/XX/XXXX XX:XXPM) Master Policy attached. Please see last page	Response 1 (XX/XX/XXXX XX:XXPM) Master Policy with walls in coverage is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287820	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287821	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287821	2 of 3	XXXX	XX/XX/XXXX	Credit	Reserve Assets	XXXX	Assets were required in the amount of XXXX (XXXX POC + XXXX EMD + XXXX funds due at closing + XXXX reserves). Assets were verified in the amount of XXXX resulting in borrower short reserves in the amount of XXXX.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Bank Statement for additional funds Rebuttal 2 (XX/XX/XXXX XX:XXAM) XXXX * XXX mos = XXXX + XXXX (Cash to Close per Final CD) = XXXX. EMD + Appraisal Invoice attached. Bank Statements totaling XXXX attached.	Response 1 (XX/XX/XXXX XX:XXAM) $860 in additional documented funds results in a $369 reserve shortage. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287821	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287822	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287822	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287822	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The AVM provided was XXXX% less than the appraised value.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached AVM XXXX is within 10% variance of appraisal value of XXXX. Rebuttal 2 (XX/XX/XXXX XX:XXAM) CDA Provided	Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided has a 70% confidence score. 80% is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) A CDA was obtained that supports the original appraised value. (Resolved) Response 3 (XX/XX/XXXX XX:XXAM) CDA supports. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287823	1 of 3	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. The loan is compliant with XXXX Subprime limitations and prohibited practices. Mitigating Factor- Seller is Exempt.						2	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287823	2 of 3	XXXX	XX/XX/XXXX	Credit	DTI Exceeds Maximum	XXXX	The DTI exceeds Investor guidelines. Subject loan is a XXX unit primary purchase with a loan amount of XXXX,DTI XXXX% and LTV XXXX%. The maximum DTI per guideline is 50%	Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM)
Please see attached revised final 1008 and 1003. Two XXXX debts are omitted due to they are not considered monthly debts.

Rebuttal 2 (XX/XX/XXXX XX:XXPM)
Please see uploaded Q&A guide and please note that the both XXXX accounts are 30 days accounts, balance and Payment are the same figure, and we verified sufficient asset to cover both XXXX accounts. Cash to close XXXX per final CD + 6 months PITIA XXXX + XXXX debt XXXX, total required XXXX. We’ve verified the total asset XXXX.So borrower has sufficient funds to cover both XXXX accounts. So the two XXXX debts have been omitted on 1003 and 1008.

Rebuttal 3 (XX/XX/XXXX XX:XXPM)
Please see attached appraisal invoice, XXXX appraisal fee was paid by credit card. And per insurance broker’s email confirmation from New Way Insurance, the HOI premium XXXX was paid in cash. Therefore, total POC XXXX (appraisal XXXX + $ HOI premium XXXX) has been verified and proved. So XXXX leftover plus XXXX should be sufficient to cover XXXX of XXXX accounts.

												Response 1 (XX/XX/XXXX XX:XXAM) Evidence the 2 XXXX accounts were paid off prior to close was not provided. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) Total available assets including EMD = XXXX. Total required assets including POC, EMD, and cash to close = XXXX. XXXX leftover is not sufficient to clear XXXX of XXXX accounts. (Upheld) Response 3 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287823	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287824	1 of 4	XXXX	XX/XX/XXXX	Compliance	State Testing	XXXX	This loan failed the XXXX subprime home loan test. (XXXX). Using the greater of the disclosed APR and the fully indexed rate, the loan is a subprime home loan, as defined in the legislation. Mitigating Factor- Seller is Exempt		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) We are exempt from this test fail. Please clear this condition.	Response 1 (XX/XX/XXXX XX:XXPM) Seller is exempt. The loan is compliant. (Resolved)		2	2	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287824	2 of 4	XXXX	XX/XX/XXXX	Credit	Hazard Insurance	XXXX	The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost. The hazard insurance policy in file for the subject property reflected total dwelling coverage of XXXX which was not sufficient to cover the loan amount of XXXX and the loan file did not contain any documentation confirming the policy included full replacement coverage as required.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Per attached HOI policy, it states that Dwelling replacement cost up to XXXX. So Dwelling coverage XXXX is sufficient to cover the replacement cost.	Response 1 (XX/XX/XXXX XX:XXPM) Replacement Cost Estimator is required. (Upheld) Response 2 (XX/XX/XXXX XX:XXPM) 2nd Look - HOI policy reflects replacement cost similar construction coverage. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287824	3 of 4	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The subject loan was delivered as a XXXX% LTV/CLTV cash out refinance of a XXX unit primary residence. Review of the lender's Lite Doc, primary residence, cash out guidelines reflect 65% is the maximum LTV allowed; therefore, the subject loan did not meet program parameters.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXAM) Based on attached CDL guideline, for the cash-out refinance of the primary property with loan amount XXXX falls to the category of max 70% LTV and min 700 credit score, so borrower’s Fico XXX meets the max LTV 70%, and LTV XXXX% meets our requirement.	Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)		3	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287824	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 10% of original value and all applicable appraisal guidelines were found to be acceptable	XXXX	The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an AVM dated XX/XX/XXXX, which supports the appraised value.						1	1	3	2	XX/XX/XXXX XX:XX:XX PM
XXXX	438287825	1 of 3	XXXX	XX/XX/XXXX	Compliance	The loan is in compliance with all applicable laws and regulations	XXXX	The loan is in compliance with all applicable laws and regulations.						1	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287825	2 of 3	XXXX	XX/XX/XXXX	Credit	Program Parameters	XXXX	The subject loan does not meet Program Parameters for LTV. The guidelines indicate that an AVM is required on every loan and further indicates that the value of the AVM must support the original appraised value within 10% or the AVM value must be used to determine the qualifying LTV, unless the loan file contains a full secondary appraisal or CDA to support the original appraised value. The loan file did not contain a full secondary appraisal or a CDA. The appraised value is XXXX. The AVM value is XXXX, which is a variance of XXXX%. Therefore, the AVM value was required to be used to determine the qualifying LTV. As a result, the audit LTV is XXXX%, which exceeds the maximum allowed LTV of 80% per guidelines.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Attached AVM XXXX is within 10% variance of appraisal. So current LTV meets our requirement.	Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided has a confidence score of 65%, which is less than the 80% requirement. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) CDA received on XX/XX/XXXX returned a value of $XX which supports the appraised value. LTV is 80%. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM
XXXX	438287825	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value not supported within 10% of original appraisal amount	XXXX	The value was not supported within 10% of the appraised value as of the effective date. The appraised vale is XXXX. The AVM value is XXXX, which is a variance of XXXX%.		Resolved	Rebuttal 1 (XX/XX/XXXX XX:XXPM) Please see attached AVM, AVM XXXX is greater than appraisal value XXXX, which is supporting the value.	Response 1 (XX/XX/XXXX XX:XXPM) The AVM provided has a confidence score of XXXX%, which is less than the 80% requirement. (Upheld) Response 2 (XX/XX/XXXX XX:XXAM) CDA provided. Response 3 (XX/XX/XXXX XX:XXAM) CDA provided and supports original appraised value. (Resolved)		3	1	3	1	XX/XX/XXXX XX:XX:XX PM